Related Party Transactions - Schedule of Long-term Debt from Related Parties (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Balance Sheet:
Long-term debt from related parties	$ 25,000
Long-term debt from related parties	$ 25,000